Earnings per Share - Computation of Basic EPS and Diluted EPS (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic:
Net income (loss) attributable to CNH Industrial	$ 1,723	$ (493)	$ 1,422
Weighted average common shares outstanding—basic (in shares)	1,354	1,351	1,352
Basic earnings (loss) per share (in dollars per share)	$ 1.27	$ (0.36)	$ 1.05
Diluted:
Net income (loss) attributable to CNH Industrial	$ 1,723	$ (493)	$ 1,422
Weighted average common shares outstanding—basic (in shares)	1,354	1,351	1,352
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	7	0	2
Weighted average common shares outstanding—diluted (in shares)	1,361	1,351	1,354
Diluted earnings (loss) per share (in dollars per share)	$ 1.27	$ (0.36)	$ 1.05